Convertible redeemable preferred shares - Additional information (Detail) - CNY (¥)			1 Months Ended
	Dec. 20, 2019	Jan. 31, 2015	May 31, 2018	Jan. 31, 2018	Nov. 14, 2017	Aug. 31, 2016	Apr. 30, 2016	Apr. 30, 2015	Dec. 31, 2019	Dec. 31, 2018
Class of Stock [Line Items]
Liquidation value for all preferred shares									¥ 0	¥ 7,500,606,175
Redemption value									¥ 0	¥ 7,262,965,150
Ordinary Shares [Member]
Class of Stock [Line Items]
Repurchased shares	291,207		125,000
Beijing Sequoia Xinyuan Equity Investment Center LLP [Member]
Class of Stock [Line Items]
Convertible loan and a detachable warrant, total proceeds								¥ 50,000,000
Series A Preferred Equity [Member] | Beijing Sequoia Xinyuan Equity Investment Center LLP [Member]
Class of Stock [Line Items]
Percentage of equity interest with preference rights		20.49%
Cash consideration received		¥ 106,999,090
Series B-1 Preferred Equity [Member] | Beijing Sequoia Xinyuan Equity Investment Center LLP [Member]
Class of Stock [Line Items]
Percentage of equity interest with preference rights							2.71%
Conversion of outstanding loan principal and unpaid interest, Value							¥ 56,187,500
Series B-2 Preferred Equity [Member] | Wuhan Douyu Internet Technology Co Ltd [Member]
Class of Stock [Line Items]
Percentage of equity interest with preference rights							18.80%
Cash consideration received							¥ 381,504,000
Series B-3 Preferred Equity [Member] | Wuhan Douyu Internet Technology Co Ltd [Member]
Class of Stock [Line Items]
Percentage of equity interest with preference rights							1.96%
Cash consideration received							¥ 50,000,000
Series B-2 and B-3 Preferred Equity [Member]
Class of Stock [Line Items]
Deemed dividend recognized							72,736,597
Series B-2 and B-3 Preferred Equity [Member] | Wuhan Douyu Internet Technology Co Ltd [Member]
Class of Stock [Line Items]
Deemed dividend recognized							¥ 85,378,540
Percentage of equity interest repurchased							5.95%
Repurchase of equity interest							¥ 162,775,040
Equity repurchased fair value							¥ 77,396,500
Series C-1 Preferred Equity [Member] | Wuhan Douyu Internet Technology Co Ltd [Member]
Class of Stock [Line Items]
Percentage of equity interest with preference rights						15.80%
Cash consideration received						¥ 1,067,000,000
Deemed dividend recognized						126,827,921
Repurchase of equity interest						198,848,000
Equity repurchased fair value						¥ 72,020,079
Percentage of equity interest repurchased and cancelled						2.94%
Series C-2 Preferred Equity [Member] | Wuhan Douyu Internet Technology Co Ltd [Member]
Class of Stock [Line Items]
Deemed dividend recognized				¥ 6,661,667
Repurchase of equity interest				¥ 39,995,000
Series C-2 Preferred Equity [Member] | Shanghai Qincheng Investment Center LLP [Member]
Class of Stock [Line Items]
Cash consideration received						¥ 30,000,000
Percentage of equity called by warrants						0.49%
Series D Preferred Equity [Member] | Wuhan Douyu Internet Technology Co Ltd [Member]
Class of Stock [Line Items]
Percentage of equity interest with preference rights					5.81%
Cash consideration received					¥ 500,000,000